UNITED STATES SECURITIES AND EXCHANGE COMMISSION
		FORM 13F
		FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2001

Check here if Amendment[ ]; Amendment Number:

This Amendment (Check only one.): 	[ ] is a restatement.
					[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Hanna Capital Management, Inc.
Address:	620 Newport Center Drive
		Suite 500
		Newport Beach, CA  92660

13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Virginia L. Hanna
Title:		President
Phone:		949-718-3781
Signature, Place, and Date of Signing:

	Virginia L. Hanna Newport Beach, CA  October 19, 2001

Report(Check only one.):
[X]	13F HOLDINGS REPORT.

[ ] 	13F NOTICE.

[ ]	13F COMBINATION REPORT.

List of Other Managers Report for the Manager:



FORM 13 F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F information Table Entry Total: 1

Form 13F Information Table Value Total: $2,291,325

List of Other Included Managers:

NONE




NAME          TITLE             VALUE   SHARES/ SH/ PUT/ INVSTMT OTHER VOTING AUTHORITY
OF ISSUER     OF CLASS CUSIP    (X1000) PRN AMT PRN CALL DSCRETN MGRS  SOLE SHARED NONE
-----         ---      ---       ---    ---     --  --   ---     ---   --
CACHEFLOW,INC COM      126946102 2291  1527550 SH  NA   SOLE    NA    1527550   0   0